INCOME TAXES - Provision for income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Current
Current - income tax expenses	$ 89,539	$ 36,960	$ 14,237
Deferred
Deferred - income tax expenses	64,878	1,360	1,142
Total income tax provision	154,417	$ 38,320	$ 15,379
PRC
Deferred
Total income tax provision	$ 146,439